Pension obligations	12 Months Ended
Dec. 31, 2020
Pension Obligations [Abstract]
Pension obligations [Text Block]

20. Pension obligations

Hudbay maintains non-contributory and contributory defined benefit pension plans for certain of its employees.

The Company uses a December 31 measurement date for all of its plans. For Hudbay's significant plans, the most recent actuarial valuations filed for funding purposes were performed during 2020 using data as at December 31, 2019. For these plans, the next actuarial valuation required for funding purposes will be performed during 2021 using data as of December 31, 2020.

Movements in the present value of the defined benefit obligation in the current and previous years were as follows:

	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Opening defined benefit obligation:	$243,733	$211,512
Current service costs	11,044	9,880
Interest cost	6,569	7,156
Benefits paid from plan	(35,384)	(16,745)
Benefits paid from employer	(1,317)	(934)
Participant contributions	48	64
Effects of movements in exchange rates	2,780	11,660
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	(1,461)	—
Arising from changes in financial assumptions	16,967	29,609
Arising from experience adjustments	(2,625)	(2,258)
Settlement payments from plan assets	—	(6,307)
Loss on settlement	—	96
Closing defined benefit obligation	$240,354	$243,733

The defined benefit obligation closing balance, by member group, is as follows:

	Dec. 31, 2020	Dec. 31, 2019
Active members	$211,861	$231,959
Deferred members	2,198	1,555
Retired members	26,295	10,219
Closing defined benefit obligation	$240,354	$243,733

Movements in the fair value of the pension plan assets in the current and previous years were as follows:

	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Opening fair value of plan assets:	$202,119		$175,795
Interest income	5,695		6,170
Remeasurement adjustment:
Return on plan assets (excluding amounts included in net interest expense)	15,377		21,460
Contributions from the employer	12,987		11,952
Employer direct benefit payments	1,317		934
Contributions from plan participants	48		64
Benefit payment from employer	(1,317)		(934)
Administrative expenses paid from plan assets	(77)		(82)
Benefits paid	(35,384)		(16,745)
Settlement payments from plan assets	—		(6,307)
Effects of changes in foreign exchange rates	2,721		9,812
Closing fair value of plan assets	$203,486		$202,119

The amount included in the consolidated balance sheets arising from the entity's obligation in respect of its defined benefit plans is as follows:

	Dec. 31, 2020	Dec. 31, 2019
Present value of funded defined benefit obligation	$220,210	$224,364
Fair value of plan assets	(203,486)	(202,119)
Present value of unfunded defined benefit obligation	20,144	19,369
Net liability arising from defined benefit obligation	$36,868	$41,614

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2020	Dec. 31, 2019
Pension obligation - current (note 14)	$13,552	$12,015
Pension obligation - non-current	23,316	29,599
Total pension obligation	$36,868	$41,614

Pension expense is as follows:

	Dec. 31, 2020	Dec. 31, 2019
Service costs:
Current service cost	$11,044	$9,880
Loss on settlement	—	96
Total service cost	11,044	9,976
Net interest expense	874	986
Administration cost	77	82
Defined benefit pension expense	$11,995	$11,044

Defined contribution pension expense	$1,791	$1,639

Remeasurement on the net defined benefit liability:

	Dec. 31, 2020	Dec. 31, 2019
Return on plan assets (excluding amounts included in net interest expense)	$(15,377)	$(21,460)
Actuarial gains arising from changes in demographic assumptions	(1,461)	—
Actuarial losses arising from changes in financial assumptions	16,967	29,609
Actuarial gains arising from experience adjustments	(2,625)	(2,258)
Defined benefit (gain)/loss related to remeasurement	$(2,496)	$5,891

Total pension cost	$11,290	$18,574

Pension amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

The current service cost, the interest cost and administration cost for the year are included in the employee benefits expense. The remeasurement of the net defined benefit liability is included in OCI.

The defined benefit pension plans typically expose Hudbay to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the liabilities for the defined benefit plans is calculated using a discount rate determined by reference to high quality corporate bond yields; if the return on plan assets is below this rate, it will create a plan deficit. Hudbay's primary quantitative investment objectives are maximization of the long term real rate of return, subject to an acceptable degree of investment risk and preservation of principal. Risk tolerance is established through consideration of several factors including past performance, current market condition and the funded status of the plan.

Interest risk	A decrease in the bond interest rate will increase the pension plan liabilities; however, this will be partially offset by an increase in the return on the plan's debt investments.
Longevity risk

The present value of the defined benefit plans liabilities is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the pension plans liabilities.

Salary risk

The present value of the defined benefit plans liabilities for some of the pension plans is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans' liabilities.

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	2020	2019
Defined benefit cost:
Discount rate - benefit obligations	3.08%	3.73%
Discount rate - service cost	3.10%	3.75%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.2	21.1
Females	23.9	23.9
Defined benefit obligation:
Discount rate	2.54%	3.08%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.3	21.2
Females	23.7	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.2	23.0
Females	25.4	25.6
[1] Plus merit and promotional scale based on member's age
[2] CPM2014 Priv with CPM-B projection scale.

Hudbay reviews the assumptions used to measure pension costs (including the discount rate) on an annual basis. Economic and market conditions at the measurement date affect these assumptions from year to year. In determining the discount rate, Hudbay considers the duration of the pension plan liabilities.

Significant actuarial assumptions for the determination of the defined benefit obligation are discount rate, expected salary increase and mortality. The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting periods, while holding other assumptions constant:

— If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $22,846 (increase by $26,250).

— If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by $3,526 (decrease $3,158).

—  If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligation would increase by $2,978 (decrease by $3,039).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated balance sheets.

The Company's main pension plans are registered federally with the Office of the Superintendent of Financial Institution and with the Canada Revenue Agency. The registered pension plans are governed in accordance with the Pension Benefits Standards Act and the Income Tax Act. The sponsor contributes the amount needed to maintain adequate funding as dictated by the prevailing regulations.

Expected employer contribution to the pension plans for the fiscal year ending December 31, 2021 is $12,437.

The average duration of the pension obligation at December 31, 2020 is 21.2 years (2019 - 19.3 years). This number can be broken down as follows:

—  Active members: 22.3 years (2019: 19.7 years)

— Deferred members: 21.9 years (2019: 22.0 years)

— Retired members: 12.0 years (2019: 10.5 years)

Asset-Liability-Matching studies are performed periodically to analyze the investment policies in terms of risk and-return profiles.

The actual return on plan assets in 2020 was 10.8% (2019: 15.1%).

The pension plans do not invest directly in either securities or property/real estate of the Company.

With the exception of fixed income investments and certain equity instruments, the plan assets are actively managed by investment managers, with the goal of attaining returns that potentially outperform passively managed investments. Within appropriate limits, the actual composition of the invested funds may vary from the prescribed investment mix.

The following is a summary of the fair value classification levels for investment:

December 31, 2020	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,766	$—	$—	$4,766
Pooled equity funds	68,926	—	—	68,926
Pooled fixed income funds	—	98,922	—	98,922
Alternative investment funds	—	30,323	—	30,323
Balanced funds	—	549	—	549
	$73,692	$129,794	$—	$203,486

December 31, 2019	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1,588	$—	$—	$1,588
Pooled equity funds	76,680	—	—	76,680
Pooled fixed income funds	—	103,646	—	103,646
Alternative investment funds	—	19,438	—	19,438
Balanced funds	—	767	—	767
	$78,268	$123,851	$—	$202,119